CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Balance at Dec. 31, 2013	¥ 459,548		¥ 13,323		¥ 311,907		¥ 37,441		¥ 96,370		¥ 1,266		¥ 460,307		¥ (759)
Balance, shares at Dec. 31, 2013 | shares			3,265,837	3,265,837
Net income (loss)	(71,344)								(71,327)				(71,327)		(17)
Transfer to statutory reserve
Foreign currency translation adjustment	(85)										(67)		(67)		(18)
Balance at Dec. 31, 2014	388,119		¥ 13,323		311,907		37,441		25,043		1,199		388,913		(794)
Balance, shares at Dec. 31, 2014 | shares			3,265,837	3,265,837
Net income (loss)	(69,068)								(69,065)				(69,065)		(3)
Transfer to statutory reserve
Foreign currency translation adjustment	(187)										(150)		(150)		(37)
Balance at Dec. 31, 2015	318,864		¥ 13,323		311,907		37,441		(44,022)		1,049		319,698		(834)
Balance, shares at Dec. 31, 2015 | shares			3,265,837	3,265,837
Net income (loss)	(54,483)	$ (7,847)							(54,483)				(54,483)		0
Transfer to statutory reserve
Effect of closure for Fuwei Films USA LLC	834														834
Foreign currency translation adjustment	(4)										(4)		(4)		0
Balance at Dec. 31, 2016	¥ 265,211	$ 38,198	¥ 13,323	$ 1,919	¥ 311,907	$ 44,924	¥ 37,441	$ 5,393	¥ (98,505)	$ (14,188)	¥ 1,045	$ 150	¥ 265,211	$ 38,198	¥ 0	$ 0
Balance, shares at Dec. 31, 2016 | shares			3,265,837	3,265,837